S000003995 [Member] Expense Example - Putnam Sustainable Retirement 2050 Fund	Jul. 31, 2025 USD ($)
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	566
Expense Example, with Redemption, 10 Years	1,490
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	487
Expense Example, with Redemption, 10 Years	1,328
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	700
Expense Example, with Redemption, 10 Years	1,771
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	657
Expense Example, with Redemption, 3 Years	831
Expense Example, with Redemption, 5 Years	1,159
Expense Example, with Redemption, 10 Years	2,087
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	263
Expense Example, with Redemption, 3 Years	505
Expense Example, with Redemption, 5 Years	1,014
Expense Example, with Redemption, 10 Years	2,222
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	396
Expense Example, with Redemption, 5 Years	833
Expense Example, with Redemption, 10 Years	2,051
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	485
Expense Example, with Redemption, 10 Years	1,320
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	431
Expense Example, with Redemption, 10 Years	$ 1,203